Credit Facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Facilities [Line items]
Interest expense incurred from short-term bank borrowings	$ 164,847	$ 76,672	$ 95,419
Weighted average interest rate	3.10%	5.10%
Interest expense from long-term bank borrowings	$ 17,937
Current maturities of loans from other financial institution	384,152	333,012
Long-term loans from other financial institutions	502,352	144,696
Cash received	938,524	326,188	1,384,466
Interest expense incurred long-term loans	87,154	106,984	$ 51,655
Loans from Other Financial Institutions [Member]
Credit Facilities [Line items]
Cash received	$ 938,530	$ 326,188